Average Annual Total Returns - Retail Class - Transamerica Asset Allocation - Growth Portfolio	A 1 Year	A 5 Years	A 10 Years	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	C 1 Year	C 5 Years	C 10 Years	C Inception Date	I 1 Year	I 5 Years	I 10 Years	I Inception Date	R 1 Year	R 5 Years	R 10 Years	R Inception Date	MSCI World Index (reflects no deduction for fees, expenses or taxes) 1 Year		MSCI World Index (reflects no deduction for fees, expenses or taxes) 5 Years		MSCI World Index (reflects no deduction for fees, expenses or taxes) 10 Years		Wilshire 5000 Total Market IndexSM (reflects no deduction for fees, expenses or taxes) 1 Year	Wilshire 5000 Total Market IndexSM (reflects no deduction for fees, expenses or taxes) 5 Years	Wilshire 5000 Total Market IndexSM (reflects no deduction for fees, expenses or taxes) 10 Years
Total	12.34%	9.52%	8.52%	Mar. 01, 2002	11.32%	7.16%	6.84%	8.11%	7.11%	6.59%	16.89%	9.93%	8.36%	Nov. 11, 2002	19.08%	11.06%	9.47%	Nov. 30, 2009	18.55%	10.47%	8.86%	Jun. 15, 2006	15.90%	[1]	12.19%	[1]	9.87%	[1]	22.18%	15.56%	13.69%

[1]	Effective August 28, 2020, the MSCI World Index became the fund’s primary benchmark to make more meaningful comparisons of the fund’s performance relative to the investment strategies it employs. Prior to August 28, 2020, the fund’s primary benchmark was the Wilshire 5000 Total Market IndexSM.